Issued share capital, share premium account and share options - Share capital (Details) - shares shares in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of classes of share capital [line items]
Number of shares cancelled during the year	77.0	0.0	0.0
Ordinary shares.
Disclosure of classes of share capital [line items]
Increase in number of shares through exercise of share options	1.0	1.4	4.1